Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 214.0	SFr 151.6
Lease modification	3.2	(3.3)
Additions	121.0	20.2
Disposals	(0.1)	(0.2)
Depreciation	(28.8)	(13.0)
Currency Translation	9.9	(2.5)
Right-of-use assets ending balance	319.1	152.9
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	283.1	192.7
Right-of-use assets ending balance	419.2	205.0
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(69.1)	(41.1)
Right-of-use assets ending balance	(100.1)	(52.1)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	65.3	16.8
Lease modification	3.0	(4.1)
Additions	57.4	0.0
Disposals	0.0	(0.1)
Depreciation	(14.2)	(2.8)
Currency Translation	5.2	(0.2)
Right-of-use assets ending balance	116.7	9.6
Storage | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	87.5	28.7
Right-of-use assets ending balance	154.4	23.9
Storage | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(22.1)	(11.9)
Right-of-use assets ending balance	(37.7)	(14.3)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	55.1	37.9
Lease modification	0.0	0.1
Additions	49.2	12.3
Disposals	(0.1)	0.0
Depreciation	(8.2)	(4.2)
Currency Translation	3.1	(1.5)
Right-of-use assets ending balance	99.2	44.6
Stores & showrooms | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	70.5	45.6
Right-of-use assets ending balance	123.3	55.9
Stores & showrooms | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(15.4)	(7.7)
Right-of-use assets ending balance	(24.1)	(11.2)
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	90.8	94.2
Lease modification	0.2	0.7
Additions	13.8	6.6
Disposals	0.0	0.0
Depreciation	(5.5)	(5.0)
Currency Translation	1.5	(0.7)
Right-of-use assets ending balance	100.7	95.8
Offices | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	116.9	111.0
Right-of-use assets ending balance	132.7	117.4
Offices | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(26.1)	(16.8)
Right-of-use assets ending balance	(31.9)	(21.6)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	2.8	2.8
Lease modification	0.0	0.0
Additions	0.5	1.3
Disposals	0.0	(0.2)
Depreciation	(0.9)	(1.0)
Currency Translation	0.1	(0.1)
Right-of-use assets ending balance	2.5	2.9
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	8.1	7.4
Right-of-use assets ending balance	8.8	7.9
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(5.4)	(4.6)
Right-of-use assets ending balance	SFr (6.3)	SFr (4.9)